Debt (Details 1) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
2016	$ 1,142	$ 2,698
2017	4,269	926
2018	4,174	29,737
2019	4,235	290
2020	3,794	4
2021 and thereafter	33,842
Total	$ 51,456	$ 33,655	$ 30,070